Equity (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding
As at 31 December 2022, the Company has issued and fully paid 457,106,453 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2020	456	5
Issuances of Shares	2	—
Cancellation of Shares	(3)	—
As at 31 December 2020	455	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2021	456	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2022	457	5

Disclosure of other reserves within equity
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Cash flow hedge reserve	104	151	20
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(728)	(509)	(754)
Reserve related to the acquisition of non-controlling interests	(79)	—	—
Other reserves(A)	(1)	5	—
Total other reserves	(507)	(156)	(537)

Disclosure of dividends

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
First half dividend(A)	256	—	—
Second half dividend(B)	507	638	386
Total dividend on ordinary shares paid	763	638	386